Deferred Income Tax - Schedule of Income Tax Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax
Consolidated earnings before tax	€ (19,269)	€ (16,102)	€ (10,579)
Expected income tax reimbursement at the tax rate of the parent company	6,252	5,226	3,433
Differences arising from different tax rates	(685)	586	215
Adjustment of deferred taxes due to tax rates from temporary differences		(121)	(145)
Adjustment of deferred taxes due to tax rates from loss carry forwards		(1,014)	(251)
Tax increases due to non-deductible expenses	(100)	(646)	(238)
Changes in unrecognized deferred tax assets from active temporary differences	(895)	(194)	(241)
Changes in unrecognized deferred tax assets from loss carryforwards	5,343	(4,161)	(2,529)
Other effects	475	323	(248)
Income taxes as per statement of comprehensive income	€ 10,391